COMBINED AND CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - CNY (¥) ¥ in Thousands	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Treasury Shares	Capital deficit	Retained earnings (accumulated deficit)	Parent Company Investment (Deficit)	Foreign currency translation adjustments	Unrealized gain on available-for- sale securities	Noncontrolling Interest	Total
Beginning Balance at Dec. 31, 2017						¥ 25,820	¥ 178			¥ 25,998
Changes in STATEMENTS OF EQUITY (DEFICIT)
Net income (loss)						165,420				165,420
Foreign currency translation adjustments, net of nil income taxes							49			49
Unrealized holding gains on short-term investments, net of income taxes								¥ 4,116		4,116
Reclassification adjustment for gains on short-term investments realized in net income, net of income taxes								(4,116)		(4,116)
Share-based compensation						6,808				6,808
Net transfers to Parent						(270,570)				(270,570)
Ending Balance at Dec. 31, 2018						(72,522)	227			(72,295)
Changes in STATEMENTS OF EQUITY (DEFICIT)
Net income (loss)					¥ 155,324	90,127				245,451
Foreign currency translation adjustments, net of nil income taxes							(7)			(7)
Unrealized holding gains on short-term investments, net of income taxes								607		607
Reclassification adjustment for gains on short-term investments realized in net income, net of income taxes								¥ (607)		(607)
Share-based compensation				¥ 4,340		3,894				8,234
Net transfers to Parent						(160,401)				(160,401)
Capitalization at separation	¥ 500	¥ 163	¥ (46)	(139,519)		¥ 138,902
Capitalization at separation (in shares)	65,762,936	23,636,706
Ending Balance at Dec. 31, 2019	¥ 500	¥ 163	(46)	(135,179)	155,324		220			20,982
Ending Balance (in shares) at Dec. 31, 2019	65,762,936	23,636,706
Changes in STATEMENTS OF EQUITY (DEFICIT)
Net income (loss)					(318,052)				¥ (304)	(318,356)
Foreign currency translation adjustments, net of nil income taxes							1,012			1,012
Share-based compensation				8,612						8,612
Noncontrolling interests acquired in business acquisitions									1,603	1,603
Settlement of vested restricted shares using treasury shares			4	(4)
Settlement of vested restricted shares using treasury shares (in shares)	648,492
Ending Balance at Dec. 31, 2020	¥ 500	¥ 163	¥ (42)	¥ (126,571)	¥ (162,728)		¥ 1,232		¥ 1,299	¥ (286,147)
Ending Balance (in shares) at Dec. 31, 2020	66,411,428	23,636,706